Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 07, 2022
Related Party Transactions (Details) [Line Items]
Interest rate percentage			0.10%
Related party percentage	2.474%
Repayments to related parties	$ 2,000,000	$ 517,670
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount of related party	$ 10,000,000	$ 907,135	$ 10,000,000